UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $126,979 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              025816109     7625   135967 SH       SOLE                   135967
AMGEN                          COM              031162100     6788    94899 SH       SOLE                    94899
ANHEUSER-BUSCH                 COM              035229103     4939   103950 SH       SOLE                   103950
AUTOMATIC DATA PROCESSING      COM              053015103      205     4325 SH       SOLE                     4325
BECTON DICKINSON               COM              075887109     4330    61265 SH       SOLE                    61265
BERKSHIRE HATHAWAY 'B'         COM              084670702     8002     2521 SH       SOLE                     2521
COLGATE-PALMOLIVE              COM              194162103     6150    99040 SH       SOLE                    99040
DELL INC.                      COM              24702R101      255    11165 SH       SOLE                    11165
GENERAL ELECTRIC               COM              369604103     6546   185440 SH       SOLE                   185440
GRAINGER WW                    COM              384802104     6278    93675 SH       SOLE                    93675
HARLEY-DAVIDSON                COM              412822108     8100   129080 SH       SOLE                   129080
HERSHEY COMPANY                COM              427866108     5497   102841 SH       SOLE                   102841
ILL TOOL WORKS                 COM              452308109     4436    98792 SH       SOLE                    98792
LAB. CORP. AMER.               COM              50540r409     6511    99305 SH       SOLE                    99305
MEDTRONIC, INC.                COM              585055106     5837   125699 SH       SOLE                   125699
MFS Muni Income TR SBI         COM              552738106      153    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     5740   209858 SH       SOLE                   209858
MINNESOTA MNG.                 COM              88579Y101     3923    52718 SH       SOLE                    52718
McGRAW HILL CO.                COM              580645109     2824    48659 SH       SOLE                    48659
NIKE INC CLASS B               COM              654106103     6981    79675 SH       SOLE                    79675
PATTERSON INC.                 COM              703395103     5271   156825 SH       SOLE                   156825
PEPSICO INC.                   COM              713448108     8287   126985 SH       SOLE                   126985
PFIZER INC COM                 COM              717081103      210     7403 SH       SOLE                     7403
PROCTER & GAMBLE               COM              742718109     4380    70669 SH       SOLE                    70669
SPDR TR Unit Ser 1             COM              78462F103     1423    10650 SH       SOLE                    10650
UNITED PARCEL SERVICE          COM              911312106     3118    43335 SH       SOLE                    43335
WAL-MART STORES                COM              931142103     3171    64301 SH       SOLE                    64301